Property, plant and equipment, net	6 Months Ended
Mar. 31, 2021
Property, plant and equipment, net
Property, plant and equipment, net

Note 6 — Property, plant and equipment, net

Property, plant and equipment, stated at cost less accumulated depreciation, consisted of the following:

	March 31,	September 30,
	2021	2020
	(Unaudited)
Office equipment	$36,070	$34,320
Transportation equipment	71,626	68,984
Plant, machinery and equipment	193,446	114,551
Leasehold improvements	175,345	226,879
Subtotal	476,487	444,734
Accumulated depreciation	(211,240)	(178,839)
Total	$265,247	$265,895

Depreciation expense was $25,594 and $13,676 for the six months ended March 31, 2021 and 2020, respectively.